Schedule of Revenue, Net by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 13,101	$ 13,121	$ 50,042	$ 64,440
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	733	3,847	15,233	17,862
Protein Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	12,000	13,121	49,468	64,440
Protein Products [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	11,297	9,274	34,702	46,578
Protein Products [Member] | International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	703	3,847	14,766	17,862
Energy Drinks [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	1,101		574
Energy Drinks [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	1,070		107
Energy Drinks [Member] | International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 31		$ 467